Client Name:	XXX
Client Project Name:	TPMT 2019-HY3
Start - End Dates:	11/22/2017 - 10/29/2018
Deal Loan Count:	4
Report Run Date:	9/16/2019 4:49 PM

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	3

7 - Total Active Conditions
7 - Non-Material Conditions
7 - Compliance Review Scope
1 - Category: Documentation
3 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
1 - Category: State Prepayment Penalty
0 - Total Satisfied Conditions

0 - Total Waived Conditions

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:	XXX
Client Project Name:	TPMT 2019-HY3
Start - End Dates:	11/30/2017 - 10/29/2018
Deal Loan Count:	4
Report Run Date:	9/16/2019 4:49 PM

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	3

Redacted Loan ID	Loan Number	LoanUID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Loan Status
474EB45A-7E44-42E3-BA30-971BDA2B09B8	XXXXXX	XXXXXX	XXXXXX	FL	(No Data)	ATR/QM: Not Applicable	C	B	C	B	Compliance	Finance Charge Tolerance	Active	C	B	C	B	CMPFINT106	Finance charge understated by more than $100 (Pmt Stream)	No	Finance charge per TIL is $161,945.99, actual finance charge calculation is $162,314.41 per payment stream, causing an understatement of $368.42.	(No Data)	Applicable Statute of Limitation has expired. Final grade B, non-material.	(No Data)	Not Applicable	Complete
3D9433B9-B91D-4385-854A-E017E4E54A8C	XXXXXX	XXXXXX	XXXXXX	SC	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	Documentation	Active	B	B	B	B	CMPDOC879	Loan subject to mandatory arbitration clause	No	Loan subject to mandatory arbitration clause; does not have removal upon sale clause.	(No Data)	(No Data)	(No Data)	Not Applicable	Complete
3D9433B9-B91D-4385-854A-E017E4E54A8C	XXXXXX	XXXXXX	XXXXXX	SC	(No Data)	ATR/QM: Not Applicable	B	B	B	B	Compliance	Federal Consumer Protection	Active	B	B	B	B	CMPFDCP300	HMDA Rate Spread greater than threshold	No	Test APR of 9.091% with HMDA Benchmark Rate of 4.840% causing variance of 4.251% which exceeds HMDA Rate spread Trigger of 3.000.	(No Data)	(No Data)	(No Data)	Not Applicable	Complete
6B4E0C55-291D-4D07-AD0D-A9DFFFC637C5	XXXXXX	XXXXXX	XXXXXX	OH	(No Data)	ATR/QM: Not Applicable	C	B	C	B	Compliance	Federal Consumer Protection	Active	B	B	B	B	CMPFDCP300	HMDA Rate Spread greater than threshold	No	Test APR 9.076%, HMDA benchmark rate 5.24%, variance 3.836% exceeds 3.00% trigger.	(No Data)	(No Data)	(No Data)	Not Applicable	Complete
6B4E0C55-291D-4D07-AD0D-A9DFFFC637C5	XXXXXX	XXXXXX	XXXXXX	OH	(No Data)	ATR/QM: Not Applicable	C	B	C	B	Compliance	Federal Consumer Protection	Active	B	B	B	B	CMPFDCP847	TILA - ARM Loan Program Disclosure after 3 days from application	No	Application 06/12/2004 0 ARM Disclosure date 08/05/2004	(No Data)	(No Data)	(No Data)	Not Applicable	Complete
6B4E0C55-291D-4D07-AD0D-A9DFFFC637C5	XXXXXX	XXXXXX	XXXXXX	OH	(No Data)	ATR/QM: Not Applicable	C	B	C	B	Compliance	Finance Charge Tolerance	Active	C	B	C	B	CMPFINT106	Finance charge understated by more than $100 (Pmt Stream)	No	Finance charges understated by $886.60 by payment stream. Final TIL shows 24 payments of $323.28 and 336 payments of $330.42. Calculated payment stream is 24 payments of $323.28, 335 payments of $333.24 and one final payment of 326.82.	(No Data)	Applicable Statute of Limitation has expired. Final grade B, non-material.	(No Data)	Not Applicable	Complete
6B4E0C55-291D-4D07-AD0D-A9DFFFC637C5	XXXXXX	XXXXXX	XXXXXX	OH	(No Data)	ATR/QM: Not Applicable	C	B	C	B	Compliance	State Prepayment Penalty	Active	B	B	B	B	CMPSTPP302	PPP - State law prohibits PPP on L-to-L refinance; provison not disclosed	No	State law prohibits PPP on L-to-L refinance; provison not disclosed. PPP is expired.	(No Data)	(No Data)	(No Data)	Not Applicable	Complete
6D96B641-65FB-4E1A-A4A1-B69AFDEF0608	XXXXXX	XXXXXX	XXXXXX	CA	(No Data)	ATR/QM: Not Applicable	A	A	A	A																Complete

Client Name:	XXX
Client Project Name:	TPMT 2019-HY3
Start - End Dates:	11/30/2017 - 10/29/2018
Deal Loan Count:	4
Report Run Date:	9/16/2019 4:49 PM

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	3

Redacted Loan ID	Loan Number	LoanUID	Sample group	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade
3D9433B9-B91D-4385-854A-E017E4E54A8C	XXXXXX	XXXXXX	TPMT 2019-HY3	Pre-TRID	XXXXXX	XXXXXX	B	B	B	B
474EB45A-7E44-42E3-BA30-971BDA2B09B8	XXXXXX	XXXXXX	TPMT 2019-HY3	Pre-TRID	XXXXXX	XXXXXX	C	B	C	B
6B4E0C55-291D-4D07-AD0D-A9DFFFC637C5	XXXXXX	XXXXXX	TPMT 2019-HY3	Pre-TRID	XXXXXX	XXXXXX	C	B	C	B
6D96B641-65FB-4E1A-A4A1-B69AFDEF0608	XXXXXX	XXXXXX	TPMT 2019-HY3	Pre-TRID	XXXXXX	XXXXXX	A	A	A	A

Client Name:	XXX
Client Project Name:	TPMT 2019-HY3
Start - End Dates:	11/30/2017 - 10/29/2018
Deal Loan Count:	4
Report Run Date:	9/16/2019 4:49 PM

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	3

Redacted Loan ID	Loan Number	LoanUID	TRID Indicator	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade	HUD 1 Status	UAL State	Subject To Predatory Testing?
3D9433B9-B91D-4385-854A-E017E4E54A8C	XXXXXX	XXXXXX	Pre-TRID	B	B	B	B	Present	N/A	N/A
474EB45A-7E44-42E3-BA30-971BDA2B09B8	XXXXXX	XXXXXX	Pre-TRID	C	B	C	B	Present	N/A	N/A
6B4E0C55-291D-4D07-AD0D-A9DFFFC637C5	XXXXXX	XXXXXX	Pre-TRID	C	B	C	B	Present	N/A	N/A
6D96B641-65FB-4E1A-A4A1-B69AFDEF0608	XXXXXX	XXXXXX	Pre-TRID	A	A	A	A	Present	N/A	N/A